Variable Interest Entities (Tables)	12 Months Ended
Jun. 30, 2017
Variable Interest Entities [Abstract]
Schedule of VIEs' consolidated assets and liabilities
	June 30, 2017	June 30, 2016
Current assets	$8,319,461	$10,068,142
Plant and equipment, net	6,655,838	7,425,446
Other noncurrent assets	17,659,042	18,306,223
Total assets	32,634,341	35,799,810
Total liabilities	35,415,311	33,130,293
Net (liabilities) assets	$(2,780,970)	$2,669,518

Schedule of VIEs' liabilities
	June 30,
	2017	2016
Current liabilities:
Short term loan - banks	$5,542,420	$5,674,011
Accounts payable	2,303,247	1,710,881
Other payables and accrued liabilities	7,458,261	5,973,602
Payroll Payable	656,890	546,990
Other payables - related parties	-	1,907,458
Customer deposits	4,448,219	2,571,846
Taxes payable	1,316,110	1,497,583
Capital lease obligations-current	4,804,770	4,062,291
Intercompany payable	8,885,394	9,156,779
Total current liabilities	35,415,311	33,101,441

Long term liabilities:
Capital lease obligations-non-current	-	28,852
Total long term liabilities	-	28,852
Total liabilities	$35,415,311	$33,130,293

Schedule of VIEs' operating results
	For the Year Ended June 30,
	2017	2016	2015
Revenue	$9,506,703	$42,644,431	$46,230,384

Gross profit	1,895,879	16,478,918	16,867,399

(Loss) income from operations	(4,721,772)	(47,246,203)	13,964,941

Net (loss) income	$(6,368,803)	$(51,341,076)	$9,786,060